Horizon Expansion Leaders ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 100.6%	Shares	Value
Aerospace & Defense - 2.2%
General Dynamics Corp.	1,737	$ 645,035
Lockheed Martin Corp.	1,099	616,792
RTX Corp.	2,662	552,977
		1,814,804

Banks - 1.9%
PNC Financial Services Group, Inc.	6,485	1,554,001

Broadline Retail - 5.6%
Amazon.com, Inc. (a)	17,762	4,614,035

Capital Markets - 8.7%
Bank of New York Mellon Corp.	10,241	1,651,669
Charles Schwab Corp.	17,268	1,896,372
CME Group, Inc.	6,318	1,803,789
Robinhood Markets, Inc. - Class A (a)	17,361	1,819,606
		7,171,436

Chemicals - 5.8%
Air Products and Chemicals, Inc.	5,056	1,564,630
Corteva, Inc.	20,375	1,724,336
Linde PLC	3,113	1,524,063
		4,813,029

Commercial Services & Supplies - 1.7%
Republic Services, Inc.	3,128	691,038
Waste Management, Inc.	3,401	744,547
		1,435,585

Communications Equipment - 4.8%
Arista Networks, Inc. (a)	10,083	1,973,142
Cisco Systems, Inc.	17,851	1,972,357
		3,945,499

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	421	650,706
Quanta Services, Inc.	1,367	829,892
		1,480,598

Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	2,236	2,110,538

Electric Utilities - 1.8%
NextEra Energy, Inc.	17,613	1,450,254

Electrical Equipment - 4.0%
Eaton Corp. PLC	2,496	1,003,092
GE Vernova, Inc.	1,656	1,487,966
Vertiv Holdings Co. - Class A	3,068	793,753
		3,284,811

Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. - Class A	11,021	1,747,380

Ground Transportation - 1.1%
Union Pacific Corp.	3,091	929,371

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	4,724	1,839,573

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	15,443	1,640,819

Media - 2.0%
AppLovin Corp. - Class A (a)	5,256	1,640,187

Oil, Gas & Consumable Fuels - 8.5%
ConocoPhillips	13,607	1,802,791
Diamondback Energy, Inc.	5,831	1,168,999
EOG Resources, Inc.	8,974	1,300,871
Occidental Petroleum Corp.	19,642	1,182,056
Valero Energy Corp.	4,473	1,605,449
		7,060,166

Pharmaceuticals - 2.0%
Johnson & Johnson	6,331	1,683,096

Professional Services - 1.0%
Automatic Data Processing, Inc.	2,907	831,867

Semiconductors & Semiconductor Equipment - 20.9%
Analog Devices, Inc.	4,641	1,680,692
Marvell Technology, Inc.	8,941	1,892,452
Micron Technology, Inc.	3,215	3,082,317
Monolithic Power Systems, Inc.	924	1,171,419
NVIDIA Corp.	34,857	7,695,728
Texas Instruments, Inc.	6,915	1,804,193
		17,326,801

Software - 5.2%
Crowdstrike Holdings, Inc. - Class A (a)	6,809	1,572,879
Datadog, Inc. - Class A (a)	4,926	1,167,659
Fortinet, Inc. (a)	9,186	1,570,163
		4,310,701

Technology Hardware, Storage & Peripherals - 7.5%
Sandisk Corp. (a)	1,506	2,359,450
Seagate Technology Holdings PLC	2,338	1,936,752
Western Digital Corp.	4,178	1,882,398
		6,178,600

Tobacco - 4.5%
Altria Group, Inc.	25,670	1,757,882
Philip Morris International, Inc.	10,337	1,936,120
		3,694,002

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.		466		610,222
TOTAL COMMON STOCKS (Cost $83,230,396)				83,167,375

PURCHASED OPTIONS - 0.7% (a)	Notional Amount	Contracts		Value
Call Options - 0.7%
SPDR Gold Shares (b)(c)
Expiration: 12/18/2026; Exercise Price: $407.26	81,684	2		4,745
Expiration: 12/18/2026; Exercise Price: $427.09	15,683,328	384		586,921
TOTAL PURCHASED OPTIONS (Cost $923,888)				591,666

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (d)		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (e)		32,991		32,991
TOTAL MONEY MARKET FUNDS (Cost $32,991)				32,991

TOTAL INVESTMENTS - 101.3% (Cost $84,187,275)				83,792,032
Liabilities in Excess of Other Assets - (1.3)%			(0.01278)	(1,057,514)
TOTAL NET ASSETS - 100.0%				$ 82,734,518

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Expansion Leaders ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Put Options - (1.3)%
SPDR Gold Shares (a)(b)
Expiration: 12/18/2026; Exercise Price: $407.26	$ (81,684)	(2)	$ (3,461)
Expiration: 12/18/2026; Exercise Price: $427.09	(15,683,328)	(384)	(1,091,501)
TOTAL WRITTEN OPTIONS (Premiums received $922,897)			$ (1,094,962)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Expansion Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 83,167,375	$ –	$ –	$ 83,167,375
Purchased Options	–	591,666	–	591,666
Money Market Funds	32,991	–	–	32,991
Total Investments	$ 83,200,366	$ 591,666	$ –	$ 83,792,032

Liabilities:
Investments:
Written Options	$ –	$ (1,094,962)	$ –	$ (1,094,962)
Total Investments	$ –	$ (1,094,962)	$ –	$ (1,094,962)

Refer to the Schedule of Investments for further disaggregation of investment categories.